Property, Plant and Equipment - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 384,728
Ending balance	588,444	$ 384,728
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	800,599	409,798
Addition	503,177	285,852
Disposal	0	0
Effect of change in exchange rate	58,909	104,949
Ending balance	1,362,685	800,599
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(415,871)	(104,932)
Depreciation	328,976	269,186
Disposal	0	0
Effect of change in exchange rate	29,394	41,753
Ending balance	(774,241)	(415,871)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,212
Ending balance	32,157	43,212
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79,234	39,916
Addition	7,197	29,326
Disposal	0	0
Effect of change in exchange rate	4,909	9,992
Ending balance	91,340	79,234
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36,022)	(15,005)
Depreciation	20,808	17,537
Disposal	0	0
Effect of change in exchange rate	2,353	3,480
Ending balance	(59,183)	(36,022)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0	0
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,212	0
Addition	37,003	55,212
Disposal	0	0
Effect of change in exchange rate	0	0
Ending balance	92,215	55,212
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(55,212)	0
Depreciation	37,003	55,212
Disposal	0	0
Effect of change in exchange rate	0	0
Ending balance	(92,215)	(55,212)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,083
Ending balance	2,570	15,083
Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,443	39,873
Addition	69,579	8,565
Disposal	0	0
Effect of change in exchange rate	4,860	9,005
Ending balance	131,882	57,443
Office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(42,360)	(8,121)
Depreciation	82,016	28,896
Disposal	0	0
Effect of change in exchange rate	4,936	5,343
Ending balance	(129,312)	(42,360)
Mining equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	226,861
Ending balance	553,677	226,861
Mining equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	355,514	144,598
Addition	389,398	165,637
Disposal	0	0
Effect of change in exchange rate	32,128	45,279
Ending balance	777,040	355,514
Mining equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(128,653)	(53,299)
Depreciation	85,565	61,741
Disposal	0	0
Effect of change in exchange rate	9,145	13,613
Ending balance	(223,363)	(128,653)
Office improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	99,572
Ending balance	40	99,572
Office improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	253,196	185,411
Addition	0	27,112
Disposal	0	0
Effect of change in exchange rate	17,012	40,673
Ending balance	270,208	253,196
Office improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(153,624)	(28,507)
Depreciation	103,584	105,800
Disposal	0	0
Effect of change in exchange rate	12,960	19,317
Ending balance	$ (270,168)	$ (153,624)